Share-Based Compensation - Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of Share options
Beginning balance (in shares) | shares	6,260,603	21,749,558
Exercised (in shares) | shares	(4,468,985)	(14,956,321)
Forfeited (in shares) | shares	(151,579)	(532,634)
Ending balance (in shares) | shares	1,640,039	6,260,603
Exercisable (in shares) | shares	1,485,670
Weighted average exercise price per Share
Beginning balance (in dollars per share) | $ / shares	$ 10.02	$ 10.03
Exercised (in dollars per share) | $ / shares	10.02	10.00
Forfeited (in dollars per share) | $ / shares	10.00	10.00
Ending balance (in dollars per share) | $ / shares	10.02	$ 10.02
Exercisable (in dollars per share) | $ / shares	$ 10.03